Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Note 4 – Discontinued Operations

In November 2013, the Company announced that it had entered into negotiations to sell its Hankinson, North Dakota ethanol production facility as part of management’s strategic plan to exit non-core businesses. On December 19, 2013, the Company sold its wholly-owned subsidiary Hankinson Renewable Energy, LLC which owned and operated an ethanol manufacturing facility in Hankinson, North Dakota, and its related assets for $170,000,000 plus working capital adjustments of approximately $3,118,000. During January 2014, the final adjustments to working capital were made and the Company received an additional $1.1 million in sales proceeds which has been included in discontinued operations for the period.  The Company has accounted for all operations related to Hankinson Renewable, LLC as discontinued operations for all periods presented.  The after-tax gain from disposal of the subsidiary (including associated inventories) was $52,542,000 in 2013 with an additional $781,000 in 2014 related to the final working capital adjustment.

The results of operations associated with the Hankinson discontinued operations are presented in the following table.

(Thousands of dollars)	2014	2013	2012
Revenues	$—	$366,707	$354,128
Income (loss) from operations before income taxes	—	40,130	(4,377)
Gain on sale before income taxes	1,202	80,834	—
Total income (loss) from discontinued operations before taxes	1,202	120,964	(4,377)
Provision for income taxes	421	42,257	(1,531)
Income (loss) from discontinued operations	$781	$78,707	$(2,846)

In September 2015, the Company determined that it had met held for sale criteria for its Hereford, Texas ethanol production facility. On September 25, 2015, the Company signed a letter of intent to sell this subsidiary for a gain and the transaction closed on November 12, 2015. We have classified the results of the Hereford plant as discontinued operations in our condensed consolidated and combined statement of income. Additionally, the related assets and liabilities associated with discontinued operations are classified as held for sale in our condensed consolidated balance sheet. The assets and liabilities as of December 31, 2014 are classified as current in our condensed consolidated balance sheet as we expect to close the transaction discussed above within one year. The Company believes that selling the ethanol plant represents a strategic shift for the Company and that the financial results of the plant meet the quantitative and qualitative thresholds discussed in ASU 2014-08, Reporting Discontinued Operations and Disclosures of Components of an Entity.

The financial results of our Hereford plant through December 31, 2014, 2013 and 2012 are presented as income (loss) from discontinued operations, net of income taxes on our condensed consolidated statement of income. The results of the Hereford ethanol plant have been included alongside "Corporate" as reconciling items within our segment footnote. The following table presents financial results of the Hereford business:

	Twelve months ended December 31,
(Thousands of dollars)	2014	2013	2012
Revenues
Ethanol sales	$223,904	$269,254	$290,268
Total revenues	223,904	269,254	290,268
Costs and operating expenses
Ethanol cost of goods sold	158,276	228,899	269,168
Station and other operating expenses	34,763	33,227	33,006
Depreciation and amortization	147	77	3,441
Impairment of properties	—	—	60,988
Selling, general and administrative expenses	1,635	3,568	3,487
Total costs and operating expenses	194,821	265,771	370,090
Income from operations	29,083	3,483	(79,822)
Other income (expense)
Gain (loss) on sale of assets	—	—	—
Other nonoperating income (expense)	994	—	—
Total other income (expense)	994	—	—
Income before income taxes	30,077	3,483	(79,822)
Income taxes	9,955	1,292	(27,820)
Net income	$20,122	$2,191	$(52,002)

The following table presents the aggregate carrying amounts of the classes of held for sale assets and liabilities:

(Thousands of dollars)	December 31, 2014	December 31, 2013
Carrying amount of assets included as part of discontinued operations:
Cash and cash equivalents	$942	$—
Accounts receivable - trade	1,625	1,277
Inventories, at lower of cost or market	25,868	21,260
Prepaid expenses and other current assets	3,062	3,222
Property, plant and equipment, net	5,043	1,641
Other assets	515	239
Deferred tax assets	19,273	13,519
Total assets classified as held for sale in the condensed consolidated balance sheet	$56,328	$41,158

(Thousands of dollars)	December 31, 2014	December 31, 2013
Carrying amount of liabilities included as part of discontinued operations:
Trade accounts payable and accrued liabilities	$5,728	$3,465
Income taxes payable	7,238	653
Deferred income taxes	(41)	—
Total liabilities classified as held for sale in the condensed consolidated balance sheet	$12,925	$4,118

The following table presents cash flow of the Hereford ethanol plant:

	Twelve Months Ended December 31,
(Thousands of dollars)	2014	2013	2012
Net cash provided by (used in) discontinued operating activities	28,741	30,810	(35,769)
Net cash used in discontinued investing activities	(4,918)	(1,959)	(1,594)